Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Text Block]	Property, Plant and Equipment

(a) Property, Plant and Equipment

On February 3, 2020, CenterPoint Energy, through its subsidiary VUSI, entered into the Securities Purchase Agreement to sell the Infrastructure Services Disposal Group. The transaction closed on April 9, 2020. For further information, see Note 4.

On February 24, 2020, CenterPoint Energy, through its subsidiary CERC Corp., entered into the Equity Purchase Agreement to sell the Energy Services Disposal Group. The transaction is expected to close in the second quarter of 2020. For further information, see Note 4.

The following table has been recast to exclude the Infrastructure Services and Energy Services Disposal Groups. Property, plant and equipment includes the following:

		December 31, 2019			December 31, 2018
	Weighted Average Useful Lives	Property, Plant and Equipment, Gross	Accumulated Depreciation & Amortization	Property, Plant and Equipment, Net	Property, Plant and Equipment, Gross	Accumulated Depreciation & Amortization	Property, Plant and Equipment, Net
	(in years)	(in millions)
CenterPoint Energy
Electric Transmission & Distribution	37	$14,360	$4,634	$9,726	$12,148	$3,746	$8,402
Electric Generation (1)	27	1,780	698	1,082	—	—	—
Natural Gas Distribution	29	12,787	3,766	9,021	7,345	2,159	5,186
Other property	19	1,397	602	795	741	306	435
Total		$30,324	$9,700	$20,624	$20,234	$6,211	$14,023
Houston Electric
Electric Transmission	46	$3,358	$674	$2,684	$3,077	$650	$2,427
Electric Distribution	35	7,876	2,586	5,290	7,524	2,553	4,971
Other transmission & distribution property	19	1,595	537	1,058	1,547	543	1,004
Total		$12,829	$3,797	$9,032	$12,148	$3,746	$8,402
CERC
Natural Gas Distribution	29	$8,024	$2,243	$5,781	$7,345	$2,159	$5,186
Other property	16	55	27	28	53	34	19
Total		$8,079	$2,270	$5,809	$7,398	$2,193	$5,205

(1)
SIGECO and AGC own a 300 MW unit at the Warrick Power Plant (Warrick Unit 4) as tenants in common. SIGECO’s share of the cost of this unit as of December 31, 2019, is $194 million with accumulated depreciation totaling $137 million. AGC and SIGECO share equally in the cost of operation and output of the unit. SIGECO’s share of operating costs is included in Operation and maintenance expense in CenterPoint Energy’s Statements of Consolidated Income.

(b) Depreciation and Amortization

The following table has been recast to exclude the Infrastructure Services and Energy Services Disposal Groups and presents depreciation and amortization expense for continuing operations for 2019, 2018 and 2017:

	Year Ended December 31,
	2019			2018			2017
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Depreciation	$879	$339	$277	$623	$342	$261	$618	$354	$242
Amortization of securitized regulatory assets	271	271	—	531	531	—	329	329	—
Other amortization	75	38	16	76	44	19	73	41	21
Total	$1,225	$648	$293	$1,230	$917	$280	$1,020	$724	$263

(c) AROs

The Registrants recorded AROs associated with the removal of asbestos and asbestos-containing material in its buildings, including substation building structures. CenterPoint Energy recorded AROs relating to the closure of the ash ponds at A.B. Brown and F.B. Culley. CenterPoint Energy and Houston Electric also recorded AROs relating to treated wood poles for electric distribution, distribution transformers containing PCB (also known as Polychlorinated Biphenyl), and underground fuel storage tanks. CenterPoint Energy and CERC also recorded AROs relating to gas pipelines abandoned in place. The estimates of future liabilities were developed using historical information, and where available, quoted prices from outside contractors.

A reconciliation of the changes in the ARO liability recorded in Other non-current liabilities on each of the Registrants’ respective Consolidated Balance Sheets is as follows:

	December 31, 2019			December 31, 2018
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Beginning balance	$258	$34	$221	$281	$35	$243
Addition from Merger with Vectren	116	—	—	—	—	—
Accretion expense (1)	16	1	10	10	1	9
Revisions in estimates (2)	149	7	94	(33)	(2)	(31)
Ending balance	$539	$42	$325	$258	$34	$221

(1)	Reflected in Regulatory assets on each of the Registrants’ respective Consolidated Balance Sheets.

(2)
In 2019, the Registrants reflected an increase in their respective ARO liability, which is primarily attributable to decreases in the long-term interest rates used for discounting in the ARO calculation and increased estimated closure costs for CenterPoint Energy’s electric generation. In 2018, CenterPoint Energy and CERC reflected a decrease in their respective ARO liability, which is primarily attributable to increases in the long-term interest rates used for discounting in the ARO calculation.